Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of detailed information of finance income and expense

	2019	2018
Employee future benefit plan expense (note 18)	$(208)	$(226)
Pension administration expense	(120)	(117)
Investment and other income	3,710	1,034
Other income (loss)	(111)	(62)
Foreign exchange gain (loss)	(420)	(1,078)
Finance income (loss) and other	$2,851	$(449)
Finance expense	$(1,434)	$(503)